Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Business Combinations Text Block Abstract
Schedule of total purchase price paid
July 4, 2021
U.S. dollar in thousands
Consideration:
Cash	3,700
Fair value of ordinary shares issued	5,808
9,508

Schedule of the fair values of assets acquired and liabilities
July 4, 2021
U.S. dollar in thousands

Customer relations	3,228
Technologies	792
Deferred tax liabilities	(825)
Property and equipment, net	2
Goodwill	6,311
Net assets acquired	9,508